Average Annual Total Returns - Direxion Monthly High Yield Bull 1_2X Fund	Investor Class 1 Year	Investor Class Since Inception	Investor Class Inception Date	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions Since Inception	Investor Class Return After Taxes on Distributions Inception Date	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Class Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Solactive High Yield Beta Index (reflects no deduction for fees, expenses or taxes) 1 Year	Solactive High Yield Beta Index (reflects no deduction for fees, expenses or taxes) Since Inception	Solactive High Yield Beta Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	12.64%	8.88%	Feb. 17, 2016	8.04%	6.35%	Feb. 17, 2016	7.25%	5.73%	Feb. 17, 2016	13.05%	8.99%	Feb. 17, 2016	31.49%	16.62%	Feb. 17, 2016